Other Expense	6 Months Ended
Jun. 30, 2018
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Other Expense
9.	Other Expense

		Three Months Ended June 30		Six Months Ended June 30
(in thousands)	Note	2018	2017	2018	2017
Stand-by fees	18.1	$974	$715	$1,891	$1,356
Agency fees	18.1	—	—	50	50
Amortization of credit facility origination fees - undrawn facilities	18.1	245	179	476	340
Letter of guarantee	18.2	490	457	807	754
Share of losses of associate	15	—	—	201	—
Other		—	7	5	7

Total other expense		$1,709	$1,358	$3,430	$2,507